UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02603

T. Rowe Price Prime Reserve Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2012

Item 1. Report to Shareholders

Prime Reserve Fund	November 30, 2012

The views and opinions in this report were current as of November 30, 2012. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

REPORTS ON THE WEB

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Manager’s Letter

Fellow Shareholders

The Federal Reserve kept short-term interest rates extremely low in the six-month period ended November 30, 2012, and central bank officials believe that rates could stay low until at least mid-2015 to support a subpar U.S. economic recovery. Like many other money market funds, the T. Rowe Price Prime Reserve Fund continued to offer investors principal stability and liquidity, albeit with yields and total returns barely above 0%.

ECONOMY AND INTEREST RATES

The economy has been expanding at a modest pace in 2012. Employment growth has been steady, but the national unemployment level is still elevated. Also, the housing market recovery has been gaining traction, although its contribution to overall growth is smaller than in previous expansions. We believe gross domestic product growth will continue in the months ahead, but uncertainty about the “fiscal cliff” of federal tax increases and spending cuts that are scheduled to take place at the end of 2012 is restraining economic activity and could continue to do so in early 2013.

To support the economy, the Federal Reserve maintained highly accommodative monetary policies over the last six months. For example, the Fed kept the fed funds target rate in its 0.00% to 0.25% range established at the end of 2008 and projected that short-term rates will remain low until mid-2015. Also, the central bank extended until the end of this year its Maturity Extension Program—informally known as “Operation Twist”—through which it is selling short-term Treasuries on its balance sheet and purchasing an equal amount of long-term government bonds. In addition, the Fed initiated in September a third round of quantitative easing—informally called QE3—in the form of an open-ended policy of purchasing $40 billion of agency mortgage-backed securities every month. The central bank expects to continue purchasing assets if the labor market outlook does not improve substantially. (After our reporting period ended, the Fed announced that it will also purchase $45 billion worth of Treasury securities monthly starting in 2013 and that it plans to keep short-term rates very low as long as the national unemployment rate remains above 6.5% and inflation is projected to be no more than 2.5% in the next 12 to 24 months.)

PERFORMANCE COMPARISON

Your fund returned 0.01% in the six-month period ended November 30, 2012. As shown in the Performance Comparison table, the fund fared the same as its peer group index. Like many of its peers, T. Rowe Price has voluntarily waived all or a portion of the management fee it is entitled to receive from the fund in an effort to maintain a 0% or positive net yield for the fund.

While short-term performance comparisons in this near 0% interest rate environment are difficult, the fund’s 10-year return has been competitive and has placed it in the top quartile of all taxable money funds. Based on cumulative total return, Lipper ranked the Prime Reserve Fund 62 of 243, 111 of 231, 59 of 220, and 41 of 181 money market funds for the 1-, 3-, 5-, and 10-year periods ended November 30, 2012, respectively. (Results will vary for other time periods. Past performance cannot guarantee future results.)

PORTFOLIO REVIEW

In the last few months, some positive developments have removed or reduced some of the uncertainty surrounding global financial markets. Importantly, the European Central Bank (ECB) has offered to make unlimited purchases of the short-term sovereign debt of fiscally troubled eurozone countries that seek financial assistance and agree to implement reforms. This conditional offer has helped reduce interest rates and increase liquidity in Europe. In addition, the rating agency Moody’s finally concluded its review of many large global banks, which resulted in some downgrades, but it was not as negative as some feared. For money funds, which can only invest in issuers that represent minimal credit risk, such positive trends are encouraging. Still, the overall supply of most high-quality money market issues remains on the decline.

With near-term credit risks diminished, money market rates have moved mostly lower. For example, the three-month LIBOR, a benchmark financing rate, has declined steadily from 0.47% to 0.31% over our reporting period. Risk-free investment rates held steady mostly, as Treasury and repurchase agreement (repo) rates were fairly unchanged. Three-month T-bill yields have moved in a range between 0.07% and 0.11%, while one-year T-bill yields stayed mostly between 0.16% and 0.18%. An excess of supply in high-quality repo collateral has recently kept repo rates above the rest of the Treasury market, with overnight and seven-day repo rates averaging 0.18% to 0.20%. Municipal variable rate securities remain a sizable portion of the portfolio, although rates have dropped slightly. Rates over the reporting period have averaged around 0.17%.

With very little change to our interest rate forecast, we are maintaining a strategy of keeping the fund’s weighted average maturity longer than that of our average competitor. We expect this low rate environment to continue well into 2014, and we expect that it will take an extended period for the extraordinary level of Fed easing to be unwound.

We remain wary of the credit environment, however. The financial crisis is not yet fully behind us, and uncertainty persists. Therefore, we are continuing to target only the highest-quality investments. Relative value decisions remain paramount as we weigh the risk/return trade-off of our various investment options. While selecting securities, we have shown a preference for nonfinancial companies that are raising money for working capital or other credit-positive needs.

OUTLOOK

With the U.S. fiscal cliff approaching rapidly, the eurozone sovereign debt crisis still unresolved, and global growth slowing, our view is that the Fed has no choice but to leave its 0% interest rate policy in place for the next few years. This, unfortunately, means that money fund returns are likely to remain very low for some time. Nevertheless, our focus remains on principal stability, quality, and liquidity—even as the interest rate environment currently results in little return for money market investors.

Respectfully submitted,

Joseph K. Lynagh
Chairman of the fund’s Investment Advisory Committee

December 19, 2012

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

RISKS OF INVESTING IN MONEY MARKET SECURITIES

Since money market funds are managed to maintain a constant $1.00 share price, there should be little risk of principal loss. However, there is no assurance the fund will avoid principal losses if fund holdings default or are downgraded or if interest rates rise sharply in an unusually short period. In addition, the fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in it.

GLOSSARY

Fed funds target rate: The interest rate charged on overnight loans of reserves by one financial institution to another in the United States. The Federal Reserve sets a target federal funds rate to affect the direction of interest rates.

Gross domestic product: The total market value of all goods and services produced in a country in a given year.

LIBOR: The London Interbank Offered Rate is a taxable money market benchmark.

Lipper indexes: Fund benchmarks that consist of a small number (10 to 30) of the largest mutual funds in a particular category as tracked by Lipper Inc.

SEC yield (7-day unsubsidized simple): A method of calculating a money fund’s yield by annualizing the fund’s net investment income for the last seven days of each period divided by the fund’s net asset value at the end of the period. Yield will vary and is not guaranteed.

Weighted average life: A measure of a fund’s credit-quality risk. In general, the longer the average life, the greater the fund’s credit-quality risk. The average life is the dollar-weighted average maturity of a portfolio’s individual securities without taking into account interest rate readjustment dates. Money funds must maintain a weighted average life of less than 120 days.

Weighted average maturity: A measure of a fund’s interest rate sensitivity. In general, the longer the average maturity, the greater the fund’s sensitivity to interest rate changes. The weighted average maturity may take into account the interest rate readjustment dates for certain securities. Money funds must maintain a weighted average maturity of less than 60 days.

Performance and Expenses

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Preferred Services, Personal Services, or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $100,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	6 Months Ended 11/30/12	Year Ended 5/31/12	5/31/11	5/31/10	5/31/09	5/31/08
NET ASSET VALUE						
Beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Investment activities						
Net investment income[1]	–[2][3]	–[2][3]	–[2][3]	–[2][4]	0.02	0.04
Net realized and unrealized gain (loss)	–[2]	–[2]	–[2]	–[2]	–[2]	–[2]
Total from investment activities	–[2]	–[2]	–[2]	–[2]	0.02	0.04
Distributions						
Net investment income	–[2]	–[2]	–[2]	–[2]	(0.02)	(0.04)
NET ASSET VALUE						
End of Period	**$ 1.00**	**$ 1.00**	**$ 1.00**	**$ 1.00**	**$ 1.00**	**$ 1.00**

Ratios/Supplemental Data

	6 Months Ended 11/30/12	Year Ended 5/31/12	5/31/11	5/31/10	5/31/09	5/31/08
Total return[5]	0.01%[3]	0.01%[3]	0.01%[3]	0.01%[4]	1.47%	4.13%
Ratio of total expenses to average net assets	0.27%[3][6]	0.26%[3]	0.35%[3]	0.45%[4]	0.62%	0.56%
Ratio of net investment income to average net assets	0.01%[3][6]	0.01%[3]	0.01%[3]	0.02%[4]	1.44%	4.01%
Net assets, end of period (in millions)	$ 5,793	$ 5,593	$ 5,435	$ 5,767	$ 6,492	$ 6,280

(1) Per share amounts calculated using average shares outstanding method.

(2) Amounts round to less than $0.01 per share.

(3) Includes the effect of voluntary management fee waivers of 0.28%, 0.30%, and 0.23% of average net assets for the periods ended 11/30/12, 5/31/12, and 5/31/11, respectively (see Note 5).

(4) Includes the effect of participation fees related to the Treasury's Temporary Guarantee Program for Money Market Funds (0.02% of average net assets), and voluntary management fee waivers (0.14% of average net assets).

(5) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.

(6) Annualized

The accompanying notes are an integral part of these financial statements.

Unaudited

PORTFOLIO OF INVESTMENTS ‡

(Amounts in 000s)

	$ Par	Value
ASSET BACKED COMMERCIAL PAPER 9.9%		
Chariot Funding, 0.32%, 5/8/13 (1)	44,200	44,138
Chariot Funding, 0.32%, 5/16/13 (1)	8,000	7,988
Chariot Funding, 0.32%, 5/28/13 (1)	26,000	25,959
Jupiter Securitization, 0.32%, 5/8/13 (1)	25,500	25,464
Jupiter Securitization, 0.32%, 5/13/13 (1)	25,870	25,833
Jupiter Securitization, 0.32%, 5/28/13 (1)	26,000	25,959
Old Line Funding, 0.24%, 12/10/12 (1)	25,750	25,748
Old Line Funding, 0.24%, 12/12/12 (1)	7,800	7,799
Old Line Funding, 0.32%, 2/25/13 (1)	25,850	25,830
Old Line Funding, 0.32%, 4/8/13 (1)	18,000	17,980
Old Line Funding, 0.32%, 4/22/13 (1)	18,560	18,537
Straight-A Funding, 0.18%, 12/3/12 (1)	60,000	59,999
Straight-A Funding, 0.18%, 12/4/12 (1)	15,759	15,759
Straight-A Funding, 0.18%, 12/11/12 (1)	9,400	9,400
Straight-A Funding, 0.18%, 12/18/12 (1)	17,000	16,999
Straight-A Funding, 0.18%, 12/18/12 (1)	22,500	22,498
Straight-A Funding, 0.18%, 12/18/12 (1)	11,500	11,499
Straight-A Funding, 0.18%, 12/20/12 (1)	16,000	15,998
Straight-A Funding, 0.18%, 1/2/13 (1)	14,500	14,498
Straight-A Funding, 0.18%, 1/2/13 (1)	13,000	12,998
Straight-A Funding, 0.18%, 1/3/13 (1)	22,630	22,626
Straight-A Funding, 0.18%, 1/3/13 (1)	15,600	15,597
Straight-A Funding, 0.18%, 1/7/13 (1)	30,000	29,994
Straight-A Funding, 0.18%, 1/9/13 (1)	25,800	25,795
Straight-A Funding, 0.18%, 1/18/13 (1)	15,572	15,568
Straight-A Funding, 0.18%, 1/28/13 (1)	8,000	7,998
Straight-A Funding, 0.18%, 2/4/13 (1)	9,550	9,547
Straight-A Funding, 0.19%, 2/26/13 (1)	13,100	13,094
Total Asset Backed Commercial Paper (Cost $571,102)		571,102

CERTIFICATES OF DEPOSIT 8.4%

Bank of Montreal (Chicago), VR, 0.429%, 12/14/12 (2)	73,850	73,850
Bank of Montreal (Chicago), VR, 0.458%, 1/23/13 (2)	74,750	74,750
National Bank of Canada, VR, 0.484%, 12/12/12 (2)	49,000	49,000
National Bank of Canada, VR, 0.69%, 1/14/13 (2)	48,750	48,750
Royal Bank of Canada, VR, 0.421%, 1/8/13 (2)	37,000	37,000
Royal Bank of Canada, VR, 0.468%, 3/4/13 (2)	39,124	39,124
Royal Bank of Canada, VR, 0.49%, 2/15/13 (2)	25,210	25,210
State Street Bank, 0.20%, 1/18/13 (3)	26,000	26,000
Toronto-Dominion Bank, VR, 0.313%, 2/4/13 (2)	60,000	60,000
Toronto-Dominion Bank, VR, 0.321%, 10/21/13 (2)	26,000	26,000
Toronto-Dominion Bank, VR, 0.399%, 9/13/13 (2)	25,400	25,400
Total Certificates of Deposit (Cost $485,084)		485,084

FINANCIAL COMPANY COMMERCIAL PAPER 1.4%

CPPIB Capital, 0.17%, 1/18/13 (1)	13,000	12,997
CPPIB Capital, 0.18%, 1/22/13 (1)	26,000	25,993
CPPIB Capital, 0.20%, 3/4/13 (1)	15,600	15,592
New York Life Capital, 0.19%, 12/3/12 (1)	6,000	6,000
New York Life Capital, 0.19%, 1/29/13 (1)	18,200	18,194
Total Financial Company Commercial Paper (Cost $78,776)		78,776

GOVERNMENT AGENCY DEBT 5.0% (4)

Federal Farm Credit Banks, VR, 0.20%, 8/2/13	141,900	141,896
Federal Home Loan Bank, 0.40%, 7/9/13	6,900	6,905
Federal Home Loan Bank, VR, 0.20%, 8/1/13	77,400	77,392
Federal Home Loan Bank, VR, 0.21%, 7/26/13	62,300	62,298
Total Government Agency Debt (Cost $288,491)		288,491

GOVERNMENT AGENCY REPURCHASE AGREEMENTS 4.1% (5)		
BNP Paribas Securities, Tri-Party, Dated 11/30/12, 0.24% Delivery Value of $15,000,300 on 12/3/12, Collateralized by U.S. Government securities, 0.00% - 10.00% 5/15/16 - 8/20/62, valued at $15,300,000	15,000	15,000
Deutsche Bank, Tri-Party, Dated 11/30/12, 0.25%, Delivery Value of $42,260,880 on 12/3/12, Collateralized by U.S. Government securities, 3.13%, 2/15/42 valued at $43,105,236	42,260	42,260
Goldman Sachs, Tri-Party, Dated 11/30/12, 0.24%, Delivery Value of $22,000,440 on 12/3/12, Collateralized by U.S. Government securities, 3.38% - 5.00%, 12/1/25 - 7/1/41 valued at $22,440,000	22,000	22,000
HSBC Securities, Tri-Party, Dated 11/30/12, 0.24%, Delivery Value of $44,000,880 on 12/3/12, Collateralized by U.S. Government securities, 3.50% - 6.50%, 10/1/37 - 2/1/42 valued at $44,883,975	44,000	44,000
JPMorgan Chase, Tri-Party, Dated 11/30/12, 0.23%, Delivery Value of $15,000,288 on 12/3/12, Collateralized by U.S. Government securities, 3.00%, 2/1/27, valued at $15,301,651	15,000	15,000
Morgan Stanley, Tri-Party, Dated 11/30/12, 0.23%, Delivery Value of $7,000,134 on 12/3/12, Collateralized by U.S. Government securities, 0.00%, 11/1/39, valued at $7,140,001	7,000	7,000
RBS Securities, Tri-Party, Dated 11/30/12, 0.24%, Delivery Value of $36,000,720 on 12/3/12, Collateralized by U.S. Government securities, 0.00%, 2/6/13, valued at $36,724,492	36,000	36,000
UBS Investment Bank, Tri-Party, Dated 11/30/12, 0.22% Delivery Value of $57,001,045 on 12/3/12, Collateralized by U.S. Government securities, 3.00%, 11/1/42 valued at $58,140,000	57,000	57,000
Total Government Agency Repurchase Agreements (Cost $238,260)		238,260
OTHER COMMERCIAL PAPER 14.3%		
American Honda Finance, VR, 0.463%, 5/2/13 (1)	7,600	7,600
Baptist Memorial Health Care, TECP, 0.22%, 2/6/13	15,400	15,400
BHP Billiton Finance USA, 0.19%, 1/24/13 (1)	26,000	25,993

BMW U.S. Capital, 0.18%, 1/2/13 (1)	7,900	7,899
California State Univ. Institute, TECP, 0.23%, 12/4/12	5,000	5,000
Catholic Health Initiatives, 0.24%, 2/7/13	20,263	20,254
Catholic Health Initiatives, 0.24%, 2/13/13	5,200	5,197
Catholic Health Initiatives, 0.26%, 3/6/13	19,833	19,819
Catholic Health Initiatives, 0.261%, 3/11/13	6,000	5,996
Coca-Cola, 0.24%, 1/8/13 (1)	606	606
Coca-Cola, 0.24%, 3/7/13 (1)	13,500	13,491
Coca-Cola, 0.25%, 4/2/13 (1)	22,000	21,981
Coca-Cola, 0.26%, 5/2/13 (1)	26,000	25,972
Cornell Univ., 0.18%, 1/8/13	9,900	9,898
El du Pont de Nemours, 0.18%, 12/10/12 (1)	25,500	25,499
Electricite de France, 0.30%, 12/7/12 (1)	25,500	25,499
GDF Suez, 0.24%, 1/7/13 (1)	51,500	51,487
Google, 0.20%, 4/2/13 (1)	25,700	25,683
Honeywell International, 0.25%, 12/27/12 (1)	31,350	31,344
Honeywell International, 0.25%, 12/28/12 (1)	19,000	18,996
Illinois Fin. Auth., Loyola Univ., TECP, 0.20%, 1/9/13	26,900	26,900
John Deere Capital, VR, 0.49%, 7/15/13	12,970	12,992
Motiva Enterprises, 0.23%, 1/14/13	38,000	37,989
Nestle Capital, 0.35%, 7/1/13 (1)	19,750	19,709
Nestle Capital, 0.36%, 8/1/13 (1)	25,420	25,358
Nestle Capital, 0.36%, 8/16/13 (1)	12,800	12,767
Nestle Finance International, 0.26%, 4/25/13	26,000	25,973
Nestle Finance International, 0.27%, 4/15/13	13,000	12,987
Providence Health & Services, TECP, 0.23%, 2/12/13	22,000	22,000
Providence Health & Services, TECP, 0.23%, 2/19/13	26,000	26,000
Province of Quebec, 0.20%, 1/17/13 (1)	35,000	34,991
Reckitt Benckiser, 0.93%, 3/6/13 (1)	24,750	24,689
Reckitt Benckiser, 0.95%, 2/4/13 (1)	12,670	12,648

Reckitt Benckiser, 0.95%, 2/14/13 (1)	24,323	24,275
Reckitt Benckiser, 1.01%, 1/9/13 (1)	12,250	12,237
Reckitt Benckiser, 1.05%, 1/3/13 (1)	25,000	24,976
Rutgers Univ., TECP, 0.26%, 1/7/13	6,805	6,805
Rutgers Univ., TECP, 0.26%, 2/6/13	15,030	15,030
Sentara Healthcare, TECP, 0.24%, 12/7/12	14,490	14,490
Sentara Healthcare, TECP, 0.26%, 2/11/13	14,900	14,900
Sentara Healthcare, TECP, 0.26%, 2/19/13	6,300	6,300
Tennessee, GO, TECP, 0.25%, 2/5/13	10,295	10,295
Tennessee, GO, TECP, 0.25%, 2/6/13	2,720	2,720
Texas PFA, GO, TECP, 0.25%, 1/8/13	30,600	30,600
Unilever Capital, 0.245%, 12/7/12	9,300	9,300
Total Other Commercial Paper (Cost $830,545)		830,545
OTHER INSTRUMENTS 3.4%		
Export Development Canada, VR, 0.31%, 2/28/13 (6)	50,000	50,000
Export Development Canada, VR, 0.31%, 3/1/13 (6)	25,000	25,000
Export Development Canada, VR, 0.32%, 5/22/13 (6)	51,000	51,000
Macquarie Equipment Funding Trust, Series 2012-A, Class A1 0.29%, 10/21/13 (6)	10,995	10,995
MetLife Institutional Funding II, VR, 0.481%, 9/12/13 (6)	56,400	56,400
New York Life Global Funding, 5.375%, 9/15/13 (6)	700	728
SMART Trust Australia, Series 2012-1USA, Class A1 0.477%, 3/14/13 (6)	176	176
SMART Trust Australia, Series 2012-2USA, Class A1 0.424%, 6/14/13 (6)	5,294	5,294
Total Other Instruments (Cost $199,593)		199,593
OTHER MUNICIPAL DEBT 1.4%		
Florida DOT, Turnpike, VRTR, 0.17%, 12/7/12	4,090	4,090

JPMorgan Chase, Advocate Health Care Network, VRTR 0.17%, 12/7/12 (6)	5,290	5,290
JPMorgan Chase, Baptist Health South Florida, VRTR 0.17%, 12/7/12 (6)	3,995	3,995
JPMorgan Chase, Duke Univ., VRTR, 0.18%, 12/3/12 (6)	3,550	3,550
JPMorgan Chase, Illinois Toll Highway Auth., VRTR 0.17%, 12/7/12 (6)	5,330	5,330
JPMorgan Chase, Los Angeles Harbor Dept., VRTR 0.17%, 12/7/12 (6)	5,470	5,470
JPMorgan Chase, New York City Transitional Fin. Auth., VRTR 0.17%, 12/7/12 (6)	4,000	4,000
JPMorgan Chase, New York State Personal Income Tax, VRTR 0.17%, 12/7/12 (6)	7,840	7,840
JPMorgan Chase, Northwestern Univ., VRTR, 0.18%, 12/3/12 (6)	4,065	4,065
JPMorgan Chase, Univ. of California Regents, VRTR 0.17%, 12/7/12 (6)	3,880	3,880
JPMorgan Chase, Univ. of Chicago, VRTR, 0.17%, 12/7/12	8,875	8,875
JPMorgan Chase, Washington, GO, VRTR, 0.17%, 12/7/12 (6)	5,000	5,000
Wells Fargo Stage Trust, Georgia, GO, VRTR, 0.19%, 12/7/12 (6)	10,950	10,950
Wells Fargo Stage Trust, Mississippi, GO, VRTR 0.19%, 12/7/12 (6)	7,700	7,700
Total Other Municipal Debt (Cost $80,035)		80,035

OTHER NOTES 12.1%

Ally Auto Receivables Lease Trust, Series 2012-SN1, Class A1 0.25%, 9/20/13	22,912	22,912
American Honda Finance, 2.375%, 3/18/13 (6)	33,100	33,299
American Honda Finance, 4.625%, 4/2/13 (6)	7,300	7,404
Berkshire Hathaway, 2.125%, 2/11/13	12,040	12,083
Berkshire Hathaway, VR, 0.74%, 2/11/13	76,318	76,412
Caterpillar Financial Services, 2.00%, 4/5/13	1,500	1,509
CME Group, 5.40%, 8/1/13	8,543	8,823

CNH Equipment Trust, Series 2012-A, Class A1 0.425%, 4/12/13	7,402	7,402
Enterprise Fleet Financing, Series 2012-1, Class A1 0.46%, 5/20/13 (6)	10,704	10,704
Export Development Canada, 0.525%, 6/24/13 (6)	25,000	25,039
GE Capital, 1.875%, 9/16/13	19,000	19,211
GE Capital, 2.625%, 12/28/12 (7)	7,760	7,774
GE Capital, 2.80%, 1/8/13	7,550	7,568
GE Capital, 5.40%, 9/20/13	37,200	38,685
GE Capital, VR, 0.333%, 3/20/13	37,500	37,497
GE Capital, VR, 0.462%, 5/8/13	6,485	6,487
GE Capital, VR, 1.373%, 9/23/13	1,080	1,088
GE Equipment Small Ticket, Series 2012-1A, Class A1 0.433%, 6/21/13 (6)	11,151	11,152
General Dynamics, 4.25%, 5/15/13	15,000	15,256
GlaxoSmithKline Capital, 4.85%, 5/15/13	51,174	52,194
IBM, 1.00%, 8/5/13	21,175	21,274
John Deere Owner Trust, Series 2012-B, Class A1 0.267%, 9/16/13	23,630	23,630
JPMorgan Chase, 2.125%, 12/26/12 (7)	3,783	3,788
MetLife Global Funding I, 2.50%, 1/11/13 (6)	20,155	20,195
MetLife Global Funding I, 5.125%, 4/10/13 (6)	19,995	20,323
New York Life Global Funding, 2.25%, 12/14/12 (6)	8,580	8,586
New York Life Global Funding, 4.60%, 4/15/13 (6)	4,180	4,245
New York Life Global Funding, 4.65%, 5/9/13 (6)	500	510
Oracle, 4.95%, 4/15/13	11,510	11,705
Philip Morris International, 4.875%, 5/16/13	36,609	37,342
Province of Ontario, VR, 0.472%, 5/7/13	4,100	4,104
Royal Bank of Canada, VR, 0.554%, 12/12/12	10,000	10,000
Shell International Finance, 1.875%, 3/25/13	20,540	20,645

SMART Trust Australia, Series 2012-4US, Class A1 0.29%, 10/14/13	18,179	18,179
Toyota Motor Credit, VR, 0.46%, 9/9/13	25,800	25,800
Toyota Motor Credit, VR, 0.499%, 6/13/13	50,000	50,000
Wal-Mart Stores, 0.75%, 10/25/13	17,000	17,075
Wheels, Series 2012-1, Class A1, 0.50%, 5/20/13 (6)	3,600	3,600
Total Other Notes (Cost $703,500)		703,500
TREASURY DEBT 7.9%		
U.S. Treasury Notes, 0.625%, 1/31/13	37,000	37,029
U.S. Treasury Notes, 0.625%, 2/28/13	88,000	88,091
U.S. Treasury Notes, 0.625%, 4/30/13	74,000	74,126
U.S. Treasury Notes, 1.125%, 6/15/13	51,790	52,051
U.S. Treasury Notes, 1.375%, 1/15/13	25,000	25,037
U.S. Treasury Notes, 1.375%, 2/15/13	51,000	51,125
U.S. Treasury Notes, 1.375%, 3/15/13	26,770	26,859
U.S. Treasury Notes, 1.375%, 5/15/13	51,000	51,266
U.S. Treasury Notes, 2.00%, 11/30/13	51,500	52,416
Total Treasury Debt (Cost $458,000)		458,000
TREASURY REPURCHASE AGREEMENTS 0.2% (5)		
Federal Reserve Bank of New York, Tri-Party, Dated 11/30/12 0.18%, Delivery Value of $10,000,150 on 12/3/12 Collateralized by U.S. Government securities, 1.00%, 8/31/16 valued at $10,000,168	10,000	10,000
Total Treasury Repurchase Agreements (Cost $10,000)		10,000
VARIABLE RATE DEMAND NOTES 31.8%		
Alaska HFC, Single Family, VRDN, 0.20%, 12/3/12 (8)	24,000	24,000
Allen County, Catholic Health Partners, VRDN, 0.15%, 12/7/12	7,260	7,260
Austin, Water & Wastewater, VRDN, 0.15%, 12/7/12	10,995	10,995

Austin Airport System, VRDN, 0.17%, 12/7/12 (8)	6,700	6,700
California HFA, Kaiser Permanente, VRDN, 0.15%, 12/7/12	33,000	33,000
California Housing Fin. Agency, Multi-Family, VRDN 0.16%, 12/7/12	14,715	14,715
California Housing Fin. Agency, Single Family, VRDN 0.17%, 12/7/12 (8)	28,025	28,025
Capital Region Airport Commission, VRDN, 0.18%, 12/7/12	11,635	11,635
Charlotte-Mecklenburg Hosp. Auth., VRDN, 0.17%, 12/7/12	11,220	11,220
Chicago Board of Ed., GO, VRDN, 0.18%, 12/3/12	32,000	32,000
Colorado Housing Fin. Auth., Multi-Family, VRDN 0.16%, 12/7/12	5,090	5,090
Colorado Housing Fin. Auth., Multi-Family, VRDN 0.19%, 12/7/12	7,955	7,955
Colorado Housing Fin. Auth., Multi-Family, VRDN 0.19%, 12/7/12	10,990	10,990
Colorado Housing Fin. Auth., Multi-Family, VRDN 0.19%, 12/7/12	4,720	4,720
Colorado Housing Fin. Auth., Single Family, VRDN 0.17%, 12/7/12	9,500	9,500
Colorado Housing Fin. Auth., Single Family, VRDN 0.19%, 12/7/12	15,605	15,605
Colorado Housing Fin. Auth., Single Family, VRDN 0.19%, 12/7/12	715	715
Colorado Housing Fin. Auth., Single Family, VRDN 0.19%, 12/7/12	5,080	5,080
Colorado Housing Fin. Auth., Single Family, VRDN 0.19%, 12/7/12	1,175	1,175
Colorado Housing Fin. Auth., Single Family, VRDN 0.19%, 12/7/12	9,895	9,895
Delaware HFA, Christiana Care Health, VRDN, 0.16%, 12/7/12	21,000	21,000
Dormitory Auth. of the State of New York, Cornell Univ. VRDN, 0.15%, 12/7/12	10,410	10,410
Dormitory Auth. of the State of New York, Rockefeller Univ. VRDN, 0.15%, 12/7/12	23,950	23,950

Fulton County Dev. Auth., Woodruff Arts Center, VRDN 0.17%, 12/7/12	32,500	32,500
Guilford County, GO, VRDN, 0.16%, 12/7/12	20,320	20,320
Harris County Health Fac. Dev. Corp., Methodist Hosp. System VRDN, 0.18%, 12/3/12	30,055	30,055
Harris County Health Fac. Dev. Corp., Texas Children's Hosp. VRDN, 0.17%, 12/7/12	47,495	47,495
Harris County Health Fac. Dev. Corp., Texas Children's Hosp. VRDN, 0.17%, 12/7/12	41,400	41,400
Highlands County HFA, Adventist Health/Sunbelt, VRDN 0.14%, 12/7/12	4,700	4,700
Highlands County HFA, Adventist Health/Sunbelt, VRDN 0.14%, 12/7/12	3,600	3,600
Highlands County HFA, Adventist Health/Sunbelt, VRDN 0.15%, 12/7/12	5,200	5,200
Houston, Combined Utility, VRDN, 0.14%, 12/7/12	37,500	37,500
Illinois Fin. Auth., Methodist Medical Center, VRDN 0.17%, 12/7/12	11,500	11,500
Illinois Fin. Auth., Northwestern Memorial Healthcare, VRDN 0.16%, 12/7/12	15,860	15,860
Illinois Fin. Auth., Northwestern Memorial Healthcare, VRDN 0.17%, 12/7/12	39,750	39,750
Illinois Fin. Auth., OSF Healthcare, VRDN, 0.18%, 12/7/12	8,000	8,000
Illinois Toll Highway Auth., VRDN, 0.16%, 12/7/12	13,000	13,000
Indiana Fin. Auth., Ascension Health Alliance, VRDN 0.15%, 12/7/12	35,475	35,475
Indiana Fin. Auth., Indiana Univ. Health, VRDN, 0.20%, 12/3/12	9,810	9,810
Indiana Fin. Auth., Indiana Univ. Health, VRDN, 0.20%, 12/3/12	14,600	14,600
Johnson City Health & Ed. Fac. Board, Mountain States Health Alliance, VRDN, 0.19%, 12/7/12	7,895	7,895
Johnson City Health & Ed. Fac. Board, Mountain States Health Alliance, VRDN, 0.21%, 12/7/12	1,635	1,635
Loudoun County IDA, Howard Hughes Medical Institute, VRDN 0.15%, 12/7/12	26,300	26,300
Lynchburg IDA, Centra Health, VRDN, 0.17%, 12/7/12	10,815	10,815

Maryland Economic Dev. Corp., Howard Hughes Medical Institute, VRDN, 0.15%, 12/7/12	36,500	36,500
Maryland HHEFA, Health Pool, VRDN, 0.17%, 12/7/12	25,700	25,700
Maryland HHEFA, Univ. of Maryland Medical, VRDN 0.15%, 12/7/12	23,000	23,000
Maryland Stadium Auth., Football Stadium, VRDN 0.15%, 12/7/12	14,420	14,420
Massachusetts, GO, VRDN, 0.18%, 12/3/12	55,685	55,685
Metropolitan Transportation Auth., Dedicated Tax Fund, VRDN 0.15%, 12/7/12	14,000	14,000
Michigan Fin. Auth., GO, VRDN, 0.19%, 12/7/12	21,000	21,000
Minnesota Office of Higher Ed., VRDN, 0.16%, 12/7/12 (8)	10,200	10,200
Minnesota Office of Higher Ed., VRDN, 0.18%, 12/7/12	7,462	7,462
Mississippi Hosp. Equipment Fac. Auth., North Mississippi Health, VRDN, 0.15%, 12/7/12	19,450	19,450
Missouri HEFA, BJC Health, VRDN, 0.15%, 12/7/12	21,000	21,000
Missouri HEFA, SSM Health Care, VRDN, 0.14%, 12/7/12	43,650	43,650
Missouri HEFA, SSM Health Care, VRDN, 0.18%, 12/7/12	5,000	5,000
Montgomery County Housing Opportunities Commission Oakfield Apartments, VRDN, 0.18%, 12/7/12 (8)	12,850	12,850
Murray City, IHC Health, VRDN, 0.18%, 12/3/12	29,695	29,695
Murray City, IHC Health, VRDN, 0.18%, 12/3/12	41,275	41,275
Murray City, IHC Health, VRDN, 0.18%, 12/3/12	16,350	16,350
Nassau County Interim Fin. Auth., VRDN, 0.15%, 12/7/12	19,150	19,150
Nebraska Ed. Fin. Auth., Creighton Univ., VRDN 0.18%, 12/3/12	41,665	41,665
Nebraska Investment Fin. Auth., Single Family, VRDN 0.17%, 12/7/12	60,375	60,375
New Hampshire HEFA, Student Loans, VRDN, 0.18%, 12/7/12	10,348	10,348
New York City Housing Dev. Corp., 201 Pearl Street, VRDN 0.19%, 12/7/12	8,700	8,700
New York City IDA, New York Law School, VRDN 0.16%, 12/7/12	20,220	20,220

New York State Housing Fin. Agency, 101 West End, Multi-Family, VRDN, 0.16%, 12/7/12 (8)	10,500	10,500
New York State Housing Fin. Agency, 160 West 62nd Street VRDN, 0.16%, 12/7/12	7,500	7,500
New York State Housing Fin. Agency, 42nd & 10th Associates VRDN, 0.17%, 12/7/12 (8)	12,680	12,680
New York State Housing Fin. Agency, Gotham West Housing (44th Street Dev.), VRDN 0.14%, 12/7/12	33,400	33,400
New York State Housing Fin. Agency, Lexington Belvedere 150 East 44th Street, VRDN, 0.16%, 12/7/12 (8)	13,000	13,000
New York State Housing Fin. Agency, River Terrace Associates VRDN, 0.19%, 12/7/12	3,600	3,600
New York State Mortgage Agency, Single Family, VRDN 0.20%, 12/3/12 (8)	19,800	19,800
Newport Beach, Hoag Memorial Hosp. Presbyterian, VRDN 0.20%, 12/7/12	33,500	33,500
North Carolina Medical Care Commission Retirement Fac. Moses Cone Health, VRDN, 0.17%, 12/7/12	8,000	8,000
North Carolina Medical Care Commission Retirement Fac. WakeMed, VRDN, 0.18%, 12/7/12	6,915	6,915
Orange County HFA, Nemours Foundation, VRDN 0.17%, 12/7/12	7,810	7,810
Oregon Housing & Community Services Dept., Single Family VRDN, 0.19%, 12/7/12 (8)	10,700	10,700
Pennsylvania Economic Dev. Fin. Auth., Unemployment, VRDN 0.16%, 12/7/12	25,100	25,100
Pennsylvania Housing Fin. Agency, Single Family, VRDN 0.17%, 12/7/12 (8)	5,810	5,810
Pennsylvania Housing Fin. Agency, Single Family, VRDN 0.17%, 12/7/12 (8)	7,795	7,795
Pennsylvania Housing Fin. Agency, Single Family, VRDN 0.18%, 12/7/12 (8)	10,400	10,400
Providence Health & Services, VRDN, 0.22%, 12/7/12	47,880	47,880
Saint Charles Parish PCR, Shell Oil, VRDN, 0.17%, 12/3/12 (8)	20,000	20,000
Southern Ute Indian Tribe, VRDN, 0.35%, 12/7/12	32,240	32,240

Tarrant County Cultural Ed. Fac. Fin. Corp., Dallas Methodist Hosp., VRDN, 0.18%, 12/3/12	20,935	20,935
Tarrant County Cultural Ed. Fac. Fin. Corp., Texas Health Resources, VRDN, 0.14%, 12/7/12	21,785	21,785
Texas, Veterans Housing, VRDN, 0.16%, 12/7/12	8,300	8,300
Texas, Veterans Housing, VRDN, 0.16%, 12/7/12	36,695	36,695
Texas, Veterans Housing, VRDN, 0.18%, 12/7/12 (8)	10,115	10,115
Texas, Veterans Housing, VRDN, 0.20%, 12/7/12	6,275	6,275
Texas, Veterans Housing, VRDN, 0.20%, 12/7/12	10,165	10,165
Texas, Veterans Housing, VRDN, 0.22%, 12/7/12	12,565	12,565
Texas, Veterans Housing, VRDN, 0.22%, 12/7/12	11,560	11,560
Univ. of California Regents, VRDN, 0.17%, 12/7/12	6,000	6,000
Univ. of California Regents, VRDN, 0.17%, 12/7/12	6,500	6,500
Univ. of Michigan Regents, VRDN, 0.14%, 12/7/12	27,500	27,500
Univ. of North Carolina Board of Governors, Hosp. at Chapel Hill VRDN, 0.17%, 12/7/12	15,920	15,920
Utah Board of Regents, Student Loans, VRDN 0.18%, 12/7/12 (8)	4,996	4,996
Wisconsin HEFA, Froedtert Health, VRDN, 0.16%, 12/7/12	16,795	16,795
Wisconsin HEFA, ProHealth Care, VRDN, 0.19%, 12/3/12	10,085	10,085
Wisconsin Housing & Economic Dev. Auth., Multi-Family, VRDN 0.22%, 12/7/12	15,290	15,290
Wisconsin Housing & Economic Dev. Auth., Single Family VRDN, 0.26%, 12/7/12	4,195	4,195
Total Variable Rate Demand Notes (Cost $1,843,046)		1,843,046

Total Investments in Securities

99.9% of Net Assets (Cost $5,786,432) **$ 5,786,432**

‡ Denominated in U.S. dollars unless otherwise noted.

(1) Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" -- total value of such securities at period-end amounts to $1,123,578 and represents 19.4% of net assets.

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

Notes to Financial Statements

T. Rowe Price Prime Reserve Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on January 26, 1976. The fund seeks preservation of capital, liquidity, and, consistent with these, the highest possible current income.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared daily and paid monthly.

Credits The fund earns credits on temporarily uninvested cash balances held at the custodian, which reduce the fund’s custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

New Accounting Pronouncements In May 2011, the Financial Accounting Standards Board (FASB) issued amended guidance to align fair value measurement and disclosure requirements in U.S. GAAP with International Financial Reporting Standards. The guidance is effective for fiscal years and interim periods beginning on or after December 15, 2011. Adoption had no effect on net assets or results of operations.

In December 2011, the FASB issued amended guidance to enhance disclosure for offsetting assets and liabilities. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund values its investments and computes its net asset value per share each day that the New York Stock Exchange is open for business. In accordance with Rule 2a-7 under the 1940 Act, securities are valued at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market. On November 30, 2012, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their values.

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Repurchase Agreements All repurchase agreements are fully collateralized by U.S. government securities. Collateral is in the possession of the fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains.

At November 30, 2012, the cost of investments for federal income tax purposes was $5,786,432,000.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.05% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.28% for assets in excess of $300 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2012, the effective annual group fee rate was 0.30%.

Price Associates may voluntarily waive all or a portion of its management fee to the extent necessary for the fund to maintain a zero or positive net yield (voluntary waiver). Any amounts waived under this voluntary agreement are not subject to repayment by the fund. Price Associates may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended November 30, 2012, management fees waived totaled $7,902,000.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and provides certain other administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. For the six months ended November 30, 2012, expenses incurred pursuant to these service agreements were $63,000 for Price Associates; $2,669,000 for T. Rowe Price Services, Inc.; and $1,025,000 for T. Rowe Price Retirement Plan Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

NOTE 6 - INTERFUND LENDING PROGRAM

Price Associates has developed and manages an interfund lending program that provides temporary liquidity to the T. Rowe Price-sponsored mutual funds. The program permits the borrowing and lending of cash between the fund and other T. Rowe Price-sponsored mutual funds at rates beneficial to both the borrowing and lending funds. Pursuant to program guidelines, the fund may lend up to 15% of its net assets, and no more than 5% of its net assets may be lent to any one borrower. Loans totaling 10% or more of a borrowing fund’s total assets require collateralization at 102% of the value of the loan; loans of less than 10% are unsecured. During the six months ended November 30, 2012, the fund earned $2,000 in interest income related to loans made to other funds on five days in the average amount of $9,980,000 and at an average annual rate of 1.18%. At November 30, 2012, there were no loans outstanding.

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov. The description of our proxy voting policies and procedures is also available on our website, troweprice.com. To access it, click on the words “Our Company” at the top of our corporate homepage. Then, when the next page appears, click on the words “Proxy Voting Policies” on the left side of the page.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through our website, follow the directions above, then click on the words “Proxy Voting Records” on the right side of the Proxy Voting Policies page.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Prime Reserve Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date January 23, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date January 23, 2013

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date January 23, 2013